Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of liabilities under post-employment benefit

	12.31.2024	12.31.2023
Pension plans	340	426
Healthcare plans	1,158,369	1,483,817
	1,158,709	1,484,243
Current	95,383	85,833
Noncurrent	1,063,326	1,398,410

Schedule of post-employment benefits recognized in the statement of income

	12.31.2024	12.31.2023	12.31.2022
Employees
Pension plans	48,087	55,320	52,980
Healthcare plan – post employment	134,044	128,652	138,921
Healthcare plan – active employees	75,412	74,546	66,912
	257,543	258,518	258,813
Management
Pension plans	1,595	1,441	1,236
Healthcare plan	214	200	148
	1,809	1,641	1,384
	259,352	260,159	260,197

Schedule of changes in post-employment benefits

Balance as of January 1, 2023	1,070,037
Appropriation of actuarial calculation	128,652
Appropriation of pension and healthcare contributions	139,701
Adjustment related to actuarial (gains) losses	379,126
Amortizations	(225,421)
Reclassification (a)	(7,852)
Balance as of December 31, 2023	1,484,243
Appropriation of actuarial calculation	134,044
Appropriation of pension and healthcare contributions	123,667
Adjustment related to actuarial (gains) losses	(363,465)
Amortizations	(219,780)
Balance as of December 31, 2024	1,158,709
(a) The balance was reclassified to Liabilities classified as held for sale (Note 37).

Schedule of actuarial assumptions

Consolidated		2024	2023
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	—	3.50%	—	3.00%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	7.66%	11.42%	5.33%	8.49%
Unified Plan - Balance	7.40%	11.15%	5.36%	8.52%
Plan III	7.36%	11.12%	5.37%	8.53%
Assistance Plan	7.44%	11.20%	5.48%	8.64%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.54%	1.00%	4.03%
Plan III p.a.	1.00%	4.54%	1.00%	4.03%
Assistance Plan - Aging Factor	3.30%	—	3.30%	—
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

Schedule of participants and beneficiaries

Consolidated	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Number of active participants	4	10	4,501	5,806	4,302	5,687
Number of Inactive participants	4,013	4,115	6,357	5,379	9,686	8,857
Number of dependent people	—	—	—	—	10,526	19,925
Total	4,017	4,125	10,858	11,185	24,514	34,469

Schedule of life expectancy

Consolidated	Unified Plan	Plan III
As of December 31, 2024
Retired participants	12.13	22.17
Pensioner participants	13.99	24.67
As of December 31, 2023
Retired participants	12.73	21.35
Pensioner participants	13.99	24.67
The average age of inactive participants of the healthcare and pension plans is 68.01 and 68.33 years, respectively.

Schedule of actuarial evaluation

	Unified Plan	Plan III	Assistance Plan	12.31.2024	12.31.2023
Total liabilities or partially covered	5,468,000	3,947,761	1,348,296	10,764,057	11,893,783
Fair value of the plan assets	(6,324,954)	(4,351,451)	(189,928)	(10,866,333)	(11,289,509)
Plan coverage status	(856,954)	(403,690)	1,158,368	(102,276)	604,274
Unrecognized asset	856,954	403,690	—	1,260,644	879,543
	—	—	1,158,368	1,158,368	1,483,817

Schedule of changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2023	6,029,530	3,457,537	1,234,771
Cost of services	16,650	6,343	6,878
Cost of interest	700,272	397,091	141,877
Benefits paid	(539,728)	(272,585)	(55,014)
Actuarial (gain) losses	210,135	251,260	338,499
Discontinued Operations balance adjustments	(774)	(19,635)	(9,324)
Present value of net actuarial obligations as of December 31, 2023	6,416,085	3,820,011	1,657,687
Cost of services	(3,150)	1,548	8,100
Cost of interest	522,986	314,125	140,973
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial (gain) losses	(908,391)	148,852	(362,428)
Present value of net actuarial obligations as of December 31, 2024	5,468,000	3,947,761	1,348,296

Schedule of changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2023	6,625,377	3,531,958	165,683
Return estimated for assets	769,613	410,062	18,629
Contributions and distributions	23,868	9,709	54,782
Benefits paid	(539,728)	(272,584)	(54,782)
Actuarial gain (losses)	333,728	244,140	(10,442)
Discontinued Operations balance adjustments	(843)	(19,661)	—
Fair value of the Plan's assets as of December 31, 2023	7,212,015	3,903,624	173,870
Return estimated for assets	591,774	321,633	15,030
Contributions and distributions	30,541	6,018	96,036
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial gain (losses)	(949,846)	456,951	1,028
Fair value of the Plan's assets as of December 31, 2024	6,324,954	4,351,451	189,928

Schedule of estimated net periodic plan costs (gains)

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(28,169)	(1,346)	7,636
Estimated cost of interest	683,706	465,275	148,020
Expected return on plan assets	(685,596)	(465,632)	(21,273)
Costs (income or loss)	(30,059)	(1,703)	134,383

Schedule of sensitivity analysis

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,055,963	9,803,748
Impacts on the obligations of healthcare program	1,264,862	1,440,977
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,443,086	1,262,556
Impact on cost of service for the following financial year of healthcare program	7,936	5,955
Sensitivity of the service cost
Impacts on the obligations of the pension	1,389	1,935
Impacts on the obligations of healthcare program	5,993	7,894

Schedule of benefits payable

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2025	559,776	341,601	54,921	956,298
2026	570,406	351,612	62,364	984,382
2027	581,018	361,682	70,174	1,012,874
2028	590,076	371,732	78,614	1,040,422
2029	598,035	381,744	88,002	1,067,781
2030 a 2054	12,470,035	11,207,174	5,686,213	29,363,422

Schedule of asset allocation for pension and healthcare plans

Consolidated	Goal for 2025 (a)	2024
Fixed income	84.3%	80.4%
Variable income	3.0%	4.8%
Loans	1.3%	1.3%
Real estate	2.4%	3.7%
Investment structuring	7.0%	8.3%
Investments abroad	2.0%	1.5%
	100.0%	100.0%
(a) Target based on the total investment of each plan.

Schedule of pension plan assets

Consolidated	Unified Plan		Plan III
	target for 2025	minimum (%)	target for 2025	minimum (%)
Fixed income	88.0%	80.0%	81.0%	72.0%
Variable income	2.0%	0.5%	4.0%	2.0%
Loans	0.5%	0.0%	2.0%	2.0%
Real estate	2.5%	2.5%	2.0%	1.0%
Investment structuring	7.0%	3.5%	9.0%	7.0%
Investments abroad	0.0%	0.0%	2.0%	1.0%
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.